SHARE BASED PAYMENTS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares
Share based payments
Balance, Number Of Stock Options	0
Cancelled	450
Acquisition of Engine | $	$ 261,929
Balance, Number Of Stock Options	261,479		0	0
Balance, Weighted Average Exercise Price | (per share)	$ 20.33	$ 20.33	$ 21.79
Cancelled, Weighted Average Exercise Price | (per share)	2.60	19.29	22.27
Acquisition of EngineWeighted Average Exercise Price | $ / shares	5.15
Balance, Weighted Average Exercise Price | (per share)	$ 5.15	$ 19.37	$ 20.33	$ 20.33